Leases - Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - Mar. 31, 2019 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Operating Leases Future Minimum Payments Due [Abstract]
Fiscal 2020	₨ 251	$ 3.6
Fiscal 2021	189	2.7
Fiscal 2022	170	2.5
Fiscal 2023	175	2.6
Fiscal 2024	181	2.6
Thereafter	5,819	84.1
Total	₨ 6,785	$ 98.1